PROPERTY, PLANT AND EQUIPMENT (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Statement [Line Items]
Depreciation expense	$ 0	$ 523	$ 466
Right of use assets	284,379	0		$ 324,337
Cost of sales [member]
Statement [Line Items]
Depreciation expense	409,442	377,557	389,847
Right of use assets	64,434
Distribution cost [Member]
Statement [Line Items]
Right of use assets	1,792
Administrative expenses [member]
Statement [Line Items]
Depreciation expense	16,275	15,530	14,883
Right of use assets	10,775
Other expenses [member]
Statement [Line Items]
Depreciation expense	3,525	1,986	3,494
Total [member]
Statement [Line Items]
Depreciation expense	429,242	$ 395,073	$ 408,224
Right of use assets	$ 77,001